April 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:

Drexel Hamilton Mutual Funds (“Trust”) (File Nos. 333-***** and 811-22545); on behalf of Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund and Drexel Hamilton FOUR European Equity Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen,

On behalf of our client, the Trust, transmitted for filing is the Registration Statement on Form N-1A for the Trust. Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended. Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings.

The Trust is asking that any written correspondence to the Trust be sent to the undersigned’s attention at the following address:

Malik Law Group, LLC

191 Peachtree Street

Suite 3275

Atlanta, GA 30303

Fax: 404-5294665

If you have any questions concerning the foregoing, please contact the undersigned at 404-736-3641.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins, Esq.